S000001571 [Member] Annual Fund Operating Expenses - Tax-Managed U.S. Mid & Small Cap Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Class M
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.30%	[1]
Expenses (as a percentage of Assets)	1.26%	[1]
Fee Waiver or Reimbursement	(0.15%)	[1]
Net Expenses (as a percentage of Assets)	1.11%	[1]
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.30%	[1]
Expenses (as a percentage of Assets)	1.26%	[1]
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	1.21%	[1]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%	[1]
Distribution and Service (12b-1) Fees	0.75%	[1]
Other Expenses (as a percentage of Assets):	0.55%	[1]
Expenses (as a percentage of Assets)	2.26%	[1]
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	2.21%	[1]
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%	[1]
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.30%	[1]
Expenses (as a percentage of Assets)	1.51%	[1]
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	1.49%	[1]

[1]	Until February 28, 2027, Russell Investment Management, LLC has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 0.96%. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2027, Russell Investments Fund Services, LLC has contractually agreed to waive 0.15% of its transfer agency fees for Class M Shares, 0.05% of its transfer agency fees for Class C and Class S Shares, and 0.02% of its transfer agency fees for Class A Shares. These waivers may not be terminated during the relevant period except with Board approval.